INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 12,337,124	$ 9,117,847
Accumulated Amortization	(5,731,329)	(3,460,914)
Total intangible assets, net	6,605,795	5,656,933
Amortization expense	1,559,202	1,094,637	754,148
Expected amortization expense of intangible assets
2015	1,400,000
2016	1,200,000
2017	900,000
2018	800,000
2019	2,300,000
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,621,897	1,627,777
Accumulated Amortization	(1,130,136)	(1,004,715)
Total intangible assets, net	491,761	623,062
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	10,715,227	7,490,070
Accumulated Amortization	(4,601,193)	(2,456,199)
Total intangible assets, net	$ 6,114,034	$ 5,033,871